12. INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Details
Loss before income taxes	$ (1,056,142)	$ (997,369)
Expected income tax recovery	(287,000)	(271,000)
Permanent differences	(5,000)	4,000
Share issue costs	(21,000)	(22,000)
Change in unrecognized deductible temporary differences	313,000	289,000
Total deferred income tax (recovery) expense	$ 0	$ 0